PRE-OPENING EXPENSES	12 Months Ended
Dec. 31, 2016
PRE-OPENING EXPENSES
PRE-OPENING EXPENSES

16.PRE-OPENING EXPENSES

The Group expenses all costs incurred in connection with start-up activities, including pre-operating costs associated with new hotel facilities and costs incurred with the formation of the subsidiaries, such as organization costs. Pre-opening expenses primarily include rental expenses and employee costs incurred during the hotel pre-opening period.

	Year Ended December 31,
	2014	2015	2016
Rents	163,155	95,977	67,277
Personnel costs	7,217	5,903	1,560
Others	15,953	8,131	3,010

Total	186,325	110,011	71,847